Label	Element	Value
SIIT LONG DURATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000939934_SupplementTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

Long Duration Fund

Supplement dated April 13, 2015
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

At a special meeting of shareholders held on April 9, 2015, a majority of the shareholders of the Long Duration Fund (the "Fund") approved a change to the investment objective of the Fund and also approved a reclassification of the Fund's investment objective from "fundamental" to "non-fundamental."

Accordingly, the Prospectus is hereby amended and supplemented to reflect the following changes to the investment objective of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SIIT LONG DURATION FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Change in Investment Objective of the Fund

The Fund's investment objective is hereby changed from "Return characteristics similar to those of high quality corporate bonds, with a duration range of between nine and fourteen years." to "Return characteristics similar to those of high quality bonds."

There are no further changes to the investment objective of the Fund.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE